Financial liabilities - Disclosure of Schedule for the Contractual Flows of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	€ 8,802	€ 8,709	€ 8,936
Financial liabilities – non-current portion	13,771	22,286	30,957
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	5,038	4,969	4,884
Financial liabilities – non-current portion	5,117	10,156	15,116
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	2,185	2,167	2,144
Financial liabilities – non-current portion	2,206	4,391	6,556
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	8	0	14
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	138	131	244
Financial liabilities – non-current portion	0	0	131
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	55	102	92
Financial liabilities – non-current portion	0	62	154
Lease finance obligations – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	0	109
Financial liabilities – non-current portion	0	0	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	23	29	31
Financial liabilities – non-current portion	17	42	56
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	9	9
Financial liabilities – non-current portion	0	0	9
Lease liabilities - IT security
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	71	0	0
Financial liabilities – non-current portion	80	0	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	42	56
Financial liabilities – non-current portion	0	0	43
Loan – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	1,285	1,260	1,353
Financial liabilities – non-current portion	€ 6,349	€ 7,635	€ 8,895